Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Property, plant and equipment CNY	Dec. 31, 2013 Property, plant and equipment CNY	Dec. 31, 2012 Property, plant and equipment CNY	Dec. 31, 2014 Buildings and improvements USD ($)	Dec. 31, 2014 Buildings and improvements CNY	Dec. 31, 2013 Buildings and improvements CNY	Dec. 31, 2014 Machinery USD ($)	Dec. 31, 2014 Machinery CNY	Dec. 31, 2013 Machinery CNY	Dec. 31, 2014 Office equipment and furnishing USD ($)	Dec. 31, 2014 Office equipment and furnishing CNY	Dec. 31, 2013 Office equipment and furnishing CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Certain buildings USD ($)	Dec. 31, 2014 Certain buildings CNY	Dec. 31, 2013 Certain buildings CNY	Dec. 31, 2014 Certain equipment USD ($)	Dec. 31, 2014 Certain equipment CNY	Dec. 31, 2013 Certain equipment CNY
Property, plant and equipment, net
Total cost	$ 256,603,521	1,570,156,944	1,524,335,105					$ 104,857,457	641,622,780	626,308,198	$ 150,912,417	923,433,082	891,911,639	$ 240,006	1,468,593	1,464,293	$ 593,641	3,632,489	4,650,975
Total accumulated depreciation	(81,306,125)	(497,512,176)	(380,612,477)
Construction in progress	3,825,934	23,410,891
Total property, plant, and equipment, net	179,123,330	1,096,055,659	1,143,722,628
Amount pledged as collateral for borrowings from the financial institutions																				15,378,493	94,100,997	126,129,992	8,381,445	51,286,059	30,235,089
Interests capitalized as borrowing cost in property, plant and equipment					0	4,752,000	0
Depreciation expenses	$ 19,318,454	118,209,623	102,873,823	97,416,071